Note 43 Gains (losses) from non current assets and disposal groups classified as held for sale not qualifying as discontinued operations (Details) - EUR (€) € in Millions	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Disclosure of Profit or loss from non-current assets and disposal groups classified as held for sale not qualifying as discontinued operations [Line Items]
Net Gains Loss On Sales Of Real State	€ 27	€ 53
Impairment Of Non Current Assets Held For Sale	2	(173)
Gains losses on sale of investments classified as non current assets held for sale	0	0
Profit or loss from non current assets and disposal groups classified as held for sale not qualifying as discontinued operations	€ 29	€ (120)